Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2011
Warrants to Purchase Common Stock [Abstract]
Warrants to Purchase Common Stock
13.	Warrants to Purchase Common Stock

Debt Placement Agent Warrants

In connection with the issuance of the Senior Convertible Notes (see Note 11), the Company issued seven-year warrants to purchase the Company’s Common Stock to PBC as partial consideration for its services as the placement agent. The number of warrants and the exercise price were dependent upon i) the lowest price paid in a qualified financing, ii) consideration received in a sale of the company, or iii) consideration received in a reverse merger. If none of these events occurred before the second anniversary of the issuance date, the Debt Placement Warrants would be exercisable for a number of shares of Common Stock equal to 10% of the principal amount of the Senior Convertible Notes divided by $1.00, at a per share exercise price of $1.00.

The fair value of the warrants was measured on the dates of issuance using a binomial option pricing model. The Company determined that the warrants would not be considered indexed to the Company’s stock, and therefore, the warrants were initially recorded as a derivative liability in the consolidated balance sheets. For each subsequent period through April 26, 2010, the change in the fair value of the warrants was recognized as interest expense in the consolidated statements of operations. The fair value of the warrants prior to 2010 was not material to the consolidated financial statements.

In connection with the Series A Shares offering on April 26, 2010, a qualified financing, both the number of warrants and the exercise price became known. The placement agent received warrants for shares of the Company’s Common Stock equal to 10% of the principal amount of the Senior Convertible Notes divided by the lowest price paid for securities in the Series A Shares offering, at an exercise price of 110% of the lowest price paid for securities in a qualified financing. Pursuant to the Series A Shares offering, PBC was issued warrants for an aggregate of 48,510 shares of Common Stock at an exercise price of $9.23 per share with a fair value of $0.1 million related to the 2008 Senior Convertible Notes and warrants for an aggregate of 41,716 shares of Common Stock at an exercise price of $9.23 per share with a fair value of $0.1 million related to the 2009 Senior Convertible Notes. The fair value of the warrants related to the 2008 Senior Convertible Notes was determined using an option pricing model assuming a 95.4% volatility, a 1.7% risk-free rate of interest, a term of 4.8 years and an estimated per share fair value of the Company’s Common Stock of $3.45. The fair value of the warrants related to the 2009 Senior Convertible Notes was determined using an option pricing model assuming a 93.4% volatility, a 2.9% risk-free rate of interest, a term of 6.2 years and an estimated per share fair value of the Company’s Common Stock of $3.45. In April 2010, the total fair value $0.2 million of the warrants was reclassified from a liability to additional paid-in capital in the consolidated balance sheets.

The initial warrant fair values were recorded as debt issuance costs and amortized over the estimated life of the respective debt (see Note 11).

PCP Warrants

In connection with the issuance of the PCP Notes in 2009 (see Note 11), the Company also issued to PCP warrants to purchase shares of the Company’s Common Stock. The number of warrants and the exercise five-year price were dependent upon i) the lowest price paid in a qualified financing or ii) consideration received in a reverse merger. If none of these events occurred before the second anniversary of the issuance date, the number of warrants would equal 40% of the principal amount of the PCP Notes divided by $1.00, at a per share exercise price of $1.00.

The fair value of the warrants was measured on the date of issuance using a Black-Scholes option pricing model. The Company determined that the warrants would not be considered indexed to the Company’s stock, and therefore, the warrants were initially recorded as a derivative liability in the consolidated balance sheet. For each subsequent period through April 26, 2010, the change in the fair value of the warrants was recognized as interest expense in the consolidated statement of operations. The fair value of the warrants prior to 2010 was not material to the consolidated financial statements.

In connection with the Series A Shares offering, a qualified financing, both the number of PCP warrants and the exercise price became known. The placement agent received warrants for the number of shares of the Company’s Common Stock equal to 40% of the principal amount of the PCP Notes divided by the lowest price paid for securities in the Series A Shares offering, at an exercise price of 110% of the lowest price paid for securities in the offering. The Company issued warrants to purchase an aggregate of 27,175 shares of Common Stock at an exercise price of $9.23 per share for a fair value of $47,000. The fair value of the warrants was determined using an option pricing model assuming a 98.3% volatility, an average 2.1% risk-free rate of interest, a term of 3.8 – 4.2 years and an estimated per share fair value of the Company’s Common Stock of $3.45. The fair value on April 26, 2010 totaling $47,000 was reclassified from a liability to additional paid-in capital in the consolidated balance sheets.

Preferred Stock Placement Warrants

In connection with the issuance of the Company’s Series A Shares (see Note 12), the Company issued seven-year warrants to purchase an aggregate of 258,418 shares of the Company’s Common Stock at an exercise price of $8.39 per share to PBC as partial consideration for its services as the placement agent.

The fair value of the warrants was $0.6 million measured on the respective date of issuance and were recorded as a reduction in the carrying value of the Preferred Stock and an increase to additional paid in capital. The fair values were determined using an option pricing model assuming 92.0% — 94.4% volatility, a 2.0% — 3.3% risk-free rate of interest, a term of seven years and an estimated fair value of the Company’s Common Stock of $3.45 per share. The warrants were accounted for as stock issuance costs; and the fair value was recorded as a reduction to the carrying amount of the Series A Shares (see Note 12) with a corresponding increase to additional paid-in capital.

Non-Employee Warrants

On November 22, 2010, the Company issued five-year warrants to purchase 41,716 shares of the Company’s Common Stock at an exercise price of $9.23 per share to a non-employee for consulting services. The fair value of the warrants on the date of issuance was $38,000 and was determined using an option pricing model assuming 93.7% volatility, a 1.4% risk-free rate of interest, a contractual life of five years and an estimated fair value of the Company’s Common Stock of $1.96 per share. The fair value of the warrants was recorded as research and development expense, with a corresponding increase to additional paid in capital, in the consolidated statements of operations on the grant date as no future service was required.

In February 2011, the Company issued five-year warrants to purchase 50,000 shares of the Company’s Common Stock at an exercise price of $1.37 per share to a non-employee for consulting services. The initial fair value of the warrants was calculated using a Black-Scholes option-pricing model with the following assumptions: five-year contractual term; 93.2% volatility; 0% dividend rate; and a risk-free rate of 2.65%. The fair value of the warrants was determined to be $69,000 and was recorded as additional paid-in capital in the consolidated balance sheets and as a component of research and development expense in the consolidated statements of operations.

In March 2011, the Company issued 10-year warrants to purchase 60,000 shares of the Company’s Common Stock at an exercise price of $1.37 per share for consulting services provided by a non-employee. The warrants vest over six months. The initial fair value of the warrants was calculated using a Black-Scholes option-pricing model with the following assumptions: ten-year contractual term; 95.4% volatility; 0% dividend rate; and a risk-free rate of 3.58%. The fair value of the warrants was determined to be $98,000 and was recorded as additional paid-in capital in the consolidated balance sheets and as a component of research and development expense in the consolidated statements of operations. This warrant was marked to market at each reporting date until it was fully vested in September 2011.

In September 2011, the Company issued warrants to purchase 75,000 shares of the Company’s Common Stock at an exercise price of $2.95 per share as compensation for services provided by consultants. The warrants expire on the third or fifth anniversaries of their issuance dates and vest at various times over two years. The initial fair value of the warrants was calculated using a Black-Scholes option-pricing model with the following assumptions: three to five years; 90.8% — 96.3% volatility; 0% dividend rate; and a risk-free rate of 0.4% to 0.9%. The initial fair value of the warrants was determined to be $144,000 and was recorded as additional paid-in capital in the consolidated balance sheets and as a component of research and development expense in the consolidated statements of operations. The fair value of these awards will be mark-to-marketed on each valuation date using the Black Scholes pricing model until such time that these awards are fully vested.

In December 2011, the Company issued warrants to purchase 5,000 shares of the Company’s Common Stock at an exercise price of $6.00 per share for consulting services provided by a non-employee. The warrants expire on the third anniversary of its issuance date and vest over two years. The initial fair value of the warrants was calculated using a Black-Scholes option-pricing model with the following assumptions: three-year term; 91.1% volatility; 0% dividend rate; and a risk-free rate of 0.4%. The initial fair value of the warrants was determined to be approximately $19,100 and was recorded as additional paid-in capital in the consolidated balance sheets and as a component of research and development expense in the consolidated statements of operations. The fair value of this award will be mark-to-marketed on each valuation date using the Black Scholes pricing model until such time that the award is fully vested.

Warrants to Purchase Series C Shares

In connection with the Company’s Series C Share offering, the Company (i) paid to NSC, a related party, as consideration for its services as the placement agent, a fee equal to 10% of the gross proceeds of the issuance, or $2.6 million, and (ii) issued five-year warrants to NSC to purchase an aggregate of 461,263 Series C Shares at an exercise price of $5.59 per share. The fair value of these warrants was $1.3 million as measured on the date of issuance and was recorded as a reduction in the carrying value of the Series C Shares and a warrant liability. The warrants were marked-to-market each reporting period.

Upon the effectiveness of the Company’s Form S-1 on November 15, 2011, these warrants became exercisable for Common Stock and a final mark-to-market valuation was performed resulting in a charge of $1.4 million as of this date. The final fair value of $2.7 million was then reclassed to additional paid in capital. The fair value was determined using an option pricing model assuming a 92.4% volatility, 0.93% risk-free rate of interest, a term of five years and a fair value of the Company’s Common Stock of $8.00 per share, based upon the price of the first trade of the Company’s stock in the public market.